Filed with the Securities and Exchange Commission on May 8, 2026

REGISTRATION NO. 333-285625

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

POST-EFFECTIVE AMENDMENT NO. 2	☒

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

(NAME OF INSURANCE COMPANY)

8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333

(Address of Insurance Company’s Principal Executive Offices)

Insurance Company’s Telephone Number, including Area Code: 212-554-1234

Alfred Ayensu-Ghartey

Vice President and Associate General Counsel

Equitable Financial Life Insurance Company of America

8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continous

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☐	on pursuant to paragraph (b)

☒	60 days after filing pursuant to paragraph (a)(l)

☐	on (date) pursuant to paragraph (a)(l) of rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

☐

If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☒	Insurance Company relying on Rule 12h-7 under the Exchange Act

☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

This Post-Effective Amendment No. 2 (“PEA”) to the Form N-4 Registration Statement No. 333-285625 (“Registration Statement”) of Equitable Financial Life Insurance Company of America is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplements and Part C. This Post-Effective Amendment No.  2 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 1, filed on April 22, 2026.

Equitable Financial Life Insurance Company of America

Equitable Financial Life Insurance Company

Supplement dated     , 2026 to the current Initial Summary Prospectus, Updating Summary Prospectus and Statutory Prospectus for Structured Capital Strategies® Premier

This Supplement modifies certain information in the Initial Summary Prospectus, Updating Summary Prospectus and Statutory Prospectus, each dated May 1, 2026, and in any supplements to the Statutory Prospectus (collectively, the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center at 877-899-3743.

The Supplement provides information regarding: (1) Dual Direction Downside Advantage Segments, (2) Optimal Mix Segments, (3) 3 month Segment Duration, (4) -5% and -100% Segment Buffers, (5) Exchange-Traded Funds, and (6) the optional Maturity Gains Transfer service.

(1) Dual Direction Downside Advantage Segment Option

We are adding a new Segment Option – Dual Direction Downside Advantage.

For Dual Direction Downside Advantage Segments, the Segment Rate of Return is calculated as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
multiplied by the Participation Rate is greater than the Performance Cap Rate	equal to the Performance Cap Rate minus the cumulative Contract Fee
multiplied by the Participation Rate is positive and less than or equal to the Performance Cap Rate	equal to the Index Performance Rate multiplied by the Participation Rate minus the cumulative Contract Fee
is between zero and the Segment Buffer (or equal to either)*	equal to two times the absolute value of the Index Performance Rate minus the cumulative Contract Fee
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer minus the cumulative Contract Fee
*	If the Index Performance Rate is zero, the Segment Rate of Return is zero minus the Contract Fee.

Please note:

•	Because of the way the Segment Rate of Return is calculated for Dual Direction Downside Advantage Segments, when the Index Performance Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, for a Dual Direction Downside Advantage Segment with a -15% Segment Buffer, if the Index Performance Rate is -15.00% on the Segment Maturity Date the Segment Rate of Return is 30.00% minus the applicable Contract Fee whereas, if the Index Performance Rate is -15.01% on the Segment Maturity Date the Segment Rate of Return is -0.01% minus the applicable Contract Fee.

•	Because of the way the Segment Rate of Return is calculated for Dual Direction Downside Advantage Segments, in certain situations the Segment Rate of Return may be greater for negative Index Performance Rates than for the corresponding positive Index Performance Rates. For example, for a Dual Direction Downside Advantage Segment with a Performance Cap Rate of 10% and a -15% Segment Buffer, if the Index Performance Rate is -14% on the Segment Maturity Date the Segment Rate of Return is 28% minus the applicable Contract Fee whereas, if the Index Performance Rate multiplied by the Participation Rate is 14% on the Segment Maturity Date the Segment Rate of Return is 10% minus the applicable Contract Fee.

Please see Appendix “Investment Options available under the contract” for a list of the current Dual Direction Downside Advantage Segment Types.

Dual Direction Downside Advantage Segment example: For the S&P 500 Price Return Index Dual Direction Downside Advantage/1 year/-10% Segment Type, a Segment could be established as S&P 500 Price Return Index Dual Direction Downside Advantage/1 year/-10% with a 20% Performance Cap Rate for a Select contract. This means that you will participate in the performance of the S&P 500 Price Return Index for one year starting from the Segment Start Date. The following examples assume no withdrawals. If the Index performs positively during this period, your Segment Rate of Return could be as much as

18.5% after deducting a Contract Fee (18.5% = 20% Performance Cap Rate – 1.5% Contract Fee). If the Index performs negatively but not more negatively than the Segment Buffer during this period, at maturity your Segment Rate of Return will be equal to two times the absolute value of the Index’s negative performance minus the Contract Fee. This means that if the Index performs negatively down to and including -10%, your Segment Rate of Return will be from -1.5% (-1.5% = 0% – 1.5%) to 18.5% (18.5% = 20% – 1.5%). If the Index performs more negatively than the Segment Buffer, your Segment Rate of Return will be negative equal to the percentage loss in the Index which exceeds the Segment Buffer minus the Contract Fee. If the Index is flat (0% return), your Segment Rate of Return will be -1.5% (-1.5% = 0% – 1.5%). Please note: The absolute value of a number is simply that number without regard to it being positive or negative (e.g., without regard to its mathematical sign). For example, the absolute value of -3 is 3. Therefore, for purposes of the Segment Rate of Return calculation, the absolute value of the Index Performance Rate is simply the Index Performance Rate without regard to its mathematical sign (e.g., the absolute value of a -3% Index Performance Rate is 3%). Please note: The Participation Rate applies to positive Index Performance Rates. If the Index Performance Rate is more negative than the Segment Buffer, the Segment Rate of Return will be negative to the extent of the percentage exceeding the Segment Buffer minus the Contract Fee. See Appendix “Segment Maturity Value Calculation Examples” for examples showing the Segment Maturity Value calculation.

Dual Direction Downside Advantage Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer. This is because the Segment Rate of Return for Dual Direction Downside Advantage Segments is equal to two times the absolute value of the Index Performance Rate for certain negative returns.

Risk Factors unique to Dual Direction Downside Advantage Segments

•	Because of the way the Segment Rate of Return is calculated for Dual Direction Downside Advantage Segments:

—

When the Index Performance Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, for a Dual Direction Downside Advantage Segment with a -15% Segment Buffer, if the Index Performance Rate is -15.00% on the Segment Maturity Date the Segment Rate of Return is 30.00% (less the Contract Fee), two times the absolute value of the negative performance, whereas, if the Index Performance Rate is -15.01% on the Segment Maturity Date the Segment Rate of Return is -0.01% (less the Contract Fee).

—

The Segment Rate of Return may be greater for negative Index Performance Rates than for the corresponding positive Index Performance Rates. For example, for a Dual Direction Downside Advantage Segment with a Performance Cap Rate of 10% and a -15% Segment Buffer, which credits two times the absolute value to the Segment Buffer, if the Index Performance Rate is -14% on the Segment Maturity Date the Segment Rate of Return is 28% (less the Contract Fee) whereas, if the Index Performance Rate is 14% on the Segment Maturity Date the Segment Rate of Return is 10% (less the Contract Fee).

Dual Direction Downside Advantage Examples

Dual Direction Downside Advantage Examples
15%
8.5%
7%
5.5%
12.5%
10% Performance Cap Rate
10%
0%
-10%
-7%
-14%
-5.5%
-10% Segment Buffer
Example 1
Example 2
Example 3
Example 4
Index Performance Rate X Participation Rate
Index Performance Rate
Segment Rate of Return

Upside potential equals 100% of the Index Performance Rate up to the 10% Performance Cap Rate less the Contract Fee.

•	Example 1: If the Index Performance Rate multiplied by the Participation Rate is 15%, which is greater than the Performance Cap Rate, the Segment Rate of Return would be 8.5% (8.5% = 10% Performance Cap Rate – 1.5% Contract Fee).

•	Example 2: If the Index Performance Rate multiplied by the Participation Rate is 7%, which is less than the Performance Cap Rate, the Segment Rate of Return would be 5.5% (5.5% = 7% Index Performance Rate – 1.5% Contract Fee).

Growth Potential with negative returns within or equal to the Segment Buffer equals two times the absolute value of the Index Performance Rate less the Contract Fee.

•	Example 3: If the Index Performance Rate is -7%, which is within the Segment Buffer, the Segment Rate of Return would be 12.5% (12.5% = 14% – 1.5% Contract Fee).

Partial downside protection is provided through the Segment Buffer where Index losses more negative than the Segment Buffer reduce your value by the excess and the Contract Fee.

•	Example 4: If the Index Performance Rate is -14%, which is more negative than the Segment Buffer, the Segment Rate of Return would be -5.5% (-5.5% = -4% – 1.5% Contract Fee).

(2) Optimal Mix Segment Option

We are adding a new Segment Option – Optimal Mix.

For Optimal Mix Segments, the Segment Rate of Return is calculated as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
multiplied by the Participation Rate exceeds the Performance Cap Rate	equal to the Performance Cap Rate minus the cumulative Contract Fee
multiplied by the Participation Rate is positive but less than or equal to the Performance Cap Rate	equal to the Index Performance Rate multiplied by the Participation Rate minus the cumulative Contract Fee
is between zero and the Segment Buffer (or equal to either)	equal to 0% minus the cumulative Contract Fee
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer minus the cumulative Contract Fee

Optimal Mix Segments, like other Segments, use the Index Performance Rate to determine your Segment Maturity Value. With other Segment Options, your Index Performance Rate is based on one Index. Optimal Mix Segments, however, use a cumulative weighted average of multiple component Indices in calculating the Index Performance Rate. Currently, we offer Optimal Mix U.S. Segments (which use a cumulative weighted average of three component Indices) and Optimal Mix Global Segments (which use a cumulative weighted average of four component Indices).

Optimal Mix U.S. Segments

•	Component Indices – S&P 500 Price Return Index, Russell 2000® Price Return Index, and NASDAQ-100 Price Return Index.

•	Cumulative Weighting of Component Indices – 50% weighting to the best performing Index during the Segment Duration plus 30% weighting to the second best performing Index during the Segment Duration plus 20% weighting to the third best performing Index during the Segment Duration.

Optimal Mix Global Segments

•	Component Indices – S&P 500 Price Return Index, Russell 2000® Price Return Index, NASDAQ-100 Price Return Index, and MSCI EAFE Price Return Index.

•	Cumulative Weighting of Component Indices – 40% weighting to the best performing Index during the Segment Duration plus 30% weighting to the second best performing Index during the Segment Duration plus 20% weighting to the third best performing Index plus 10% weighting to the fourth best performing Index during the Segment Duration.

To illustrate how the Index Performance Rate is calculated for Optimal Mix Segments, assume that the following returns for the Segment Duration:

Example 1	Example 2
• S&P 500 Price Return Index return is 40% • Russell 2000® Price Return Index return is 30% • NASDAQ-100 Price Return Index return is 15% • MSCI EAFE Price Return Index return is 10%	• S&P 500 Price Return Index return is -20% • Russell 2000® Price Return Index return is -10% • NASDAQ-100 Price Return Index return is -10% • MSCI EAFE Price Return Index return is 0%

Example 1:

Optimal Mix U.S. Index Performance Rate would be 32% = (40%*50% + 30%*30% + 15%*20%).

Optimal Mix Global Index Performance Rate would be 29% = (40%*40% + 30%*30% + 15%*20% + 10%*10%).

Example 2:

Optimal Mix U.S. Index Performance Rate would be -12% = (-10%*50% + -10%*30% + -20%*20%).

Optimal Global Mix Index Performance Rate would be -7% = (0%*40% + -10%*30% + -10%*20% + -20%*10%).

Please see Appendix “Investment Options available under the contract” for a list of the current Optimal Mix Segment Types.

Optimal Mix Segment example: For the Optimal Mix U.S./6 year/-10% Segment Type, a Segment could be established as Optimal Mix U.S./6 year/-10% with a 60% Performance Cap Rate for a Select contract. This means that you will participate in the cumulative weighted performance of the three component Optimal Mix U.S. Indices for approximately six years. If the cumulative weighted average of the three component Optimal Mix U.S. Indices performs positively during this period, your Segment Rate of Return could be as much as 51% after deducting a Contract Fee that is applied cumulatively for a 6 year Segment (the cumulative Contract Fee over 6 years is 7.5% for Series B and 9.0% for Select) for that Segment Duration (51% = 60% Performance Cap Rate – 9% cumulative Contract Fee). If the cumulative weighted average of the three component Optimal Mix U.S. Indices performs negatively during this period, at maturity you will be protected from the first 10% of the cumulative weighted average of the Indices’ decline. If the cumulative weighted average of the three component Optimal Mix U.S. Indices performance is between -10% and 0%, your Segment Maturity Value on the Segment Maturity Date will be equal to -9% (-9% = 0% – 9%). If the cumulative weighted average of the three component Optimal Mix U.S. Indices Index Performance Rate is more negative than the Segment Buffer, the Segment Rate of Return will be negative to the extent of the percentage exceeding the Segment Buffer minus the Contract Fee. See Appendix “Segment Maturity Value Calculation Examples” for examples showing the Segment Maturity Value calculation.

Please note that the Performance Cap Rate and Segment Rate of Return for Optimal Mix Segments are cumulative rates of return from the Segment Start Date to the Segment Maturity Date. They are NOT annual rates, even if the Segment Duration is longer than one year.

Risk Factors unique to Optimal Mix Segments

•	Because of the way the Index Performance Rate is calculated for Optimal Mix Segments, an Optimal Mix Segment’s Index Performance Rate will always be worse than if the Index Performance Rate was calculated using only the best performing component Index.

Optimal Mix Examples

Optimal Mix Examples
15%
8.5%
10% Performance Cap Rate
10%
7%
5.5%
0%
-1.5%
-5%
-5.5%
-10%
-10% Segment Buffer
-14%
Example 1
Example 2
Example 3
Example 4
Index Performance Rate X Participation Rate
Index Performance Rate
Segment Rate of Return

Upside potential equals 100% of the Optimal Mix Index Performance Rate up to the 10% Performance Cap Rate less the Contract Fee.

•	Example 1: If the Optimal Mix Index Performance Rate multiplied by the Participation Rate is 15%, which is greater than the Performance Cap Rate, the Segment Rate of Return would be 8.5% (8.5% = 10% Optimal Mix Performance Cap Rate – 1.5% Contract Fee).

•	Example 2: If the Optimal Mix Index Performance Rate multiplied by the Participation Rate is 7%, which is less than the Performance Cap Rate, the Segment Rate of Return would be 5.5% (5.5% = 7% Optimal Mix Index Performance Rate – 1.5% Contract Fee).

Partial downside protection is provided through the Segment Buffer where Optimal Mix Index losses within the Segment Buffer are protected less the Contract Fee. Optimal Mix Index losses more negative than the Segment Buffer reduce your value by the excess and the Contract Fee.

•	Example 3: If the Optimal Mix Index Performance Rate is -5%, which is within the Segment Buffer, the Segment Rate of Return would be -1.5% (-1.5% = 0% – 1.5% Contract Fee).

•	Example 4: If the Optimal Mix Index Performance Rate is -14%, which is more negative than the Segment Buffer, the Segment Rate of Return would be -5.5% (-5.5% = -4% – 1.5% Contract Fee).

(3) 3 month Segment Duration

We are adding 3 month Segment Durations for use with certain Segments. Please see Appendix “Investment Options available under the contract” for a list of the current Segment Types with a 3 month Segment Duration.

The minimum Performance Cap Rate for 3 month Segment Types is 0.5%.

(4) -5% and -100% Segment Buffers

We are adding -5% and -100% Segment Buffers for use with certain Segments. Please see Appendix “Investment Options available under the contract” for a list of the current Segment Types with a -5% or -100% Segment Buffer.

With the addition of the -5% and -100% Segment Buffers, please note:

•	On a Segment Maturity Date, the highest level of protection provided by a Segment Buffer is the -100% Segment Buffer and lowest level of protection provided by a Segment Buffer is the -5% Segment Buffer.

•	You could lose as much as 60% (for Segments with a -40% Segment Buffer) to 95% (for Segments with a -5% Segment Buffer) of your principal and previously credited interest due to negative index performance at Segment maturity, depending on the Segment Buffer applicable to the Segment in which you invest.

•	You will not lose any of your principal and previously credited interest due to negative index performance at Segment maturity, with a -100% Segment Buffer.

(5) Exchange-Traded Funds

We are adding Segment Types based on the performance of exchange-traded funds.

Exchange-Traded Funds. The following exchange-traded fund is currently available:

iShares Bitcoin Trust ETF. The iShares Bitcoin Trust ETF is an exchange-traded fund that offers exposure to Bitcoin through an exchange-traded product and seeks to reflect the performance of the price of Bitcoin, less the Trust’s expenses and liabilities. The Trust holds Bitcoin and values its shares based on the value of bitcoin held by the Trust, as determined by reference to a pricing source selected by the sponsor.

The availability of Segment Types using the iShares Bitcoin Trust ETF, as well as investment restrictions involving Segment Types using the iShares Bitcoin Trust ETF, vary depending on which death benefit you have on your contract:

•	Highest Anniversary Value Death Benefit or Greater of Death Benefit. Segment Types using the iShares Bitcoin Trust ETF is not available if you have the optional Highest Anniversary Value Death Benefit or optional Greater of Death Benefit.

•	Return of Premium Death Benefit or Standard (Account Value) Death Benefit. Investment into Segment Types using the iShares Bitcoin Trust ETF is generally restricted to 25% of your account value if you have the Return of Premium Death Benefit as follows:

—	Contributions: You cannot allocate more than 25% of your initial contribution or each subsequent contribution to Segment Types using the iShares Bitcoin Trust ETF.

—

Transfers: You cannot transfer into Segment Types using the iShares Bitcoin Trust ETF if, using the contract’s account value (which includes the Segment Interim Value of any active Segments) from the previous day, the transfer would result in more than 25% of the account value invested in Segment Types using the iShares Bitcoin Trust ETF. If the transfer request would exceed the 25% threshold, the entire transfer will be considered not in good order and cancelled.

—

Segment Maturity Value: If your Segment maturity instructions are “allocations on file”, then you are limited to investing only the portion of your Segment Maturity Value in Segment Types using the iShares Bitcoin Trust ETF that would not cause your account value as of the close on the Segment Maturity Date, to exceed 25% of the account value invested in Segment Types using the iShares Bitcoin Trust ETF. Any excess Segment Maturity Value that would have otherwise been invested in Segment Types using the iShares Bitcoin Trust ETF will be transferred to the GIO. If directed to multiple Segment Types using the iShares Bitcoin Trust ETF, the allowable amount will be invested pro-rata among the Segment Types using the iShares Bitcoin Trust ETF based on their “allocations on file” with any excess amounts transferred to the GIO. If your Segment maturity instructions are “rollover into the same Segment Type”, then your entire Segment Maturity Value can rollover into the new Segment.

Risk Factors unique to iShares Bitcoin Trust ETF

•	Investing in digital assets involves significant risks due to their extreme price volatility and the potential for loss, theft, or compromise of private keys. The value of the iShares Bitcoin Trust ETF shares is closely tied to acceptance, industry developments, and governance changes, making them susceptible to market sentiment. Digital assets represent a new and rapidly evolving industry, and the value of the iShares Bitcoin Trust ETF shares depends on their acceptance. Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges. Investing in the iShares Bitcoin Trust ETF comes with risks that could impact the iShares Bitcoin Trust ETF’s share value, including large-scale sales by major investors, security threats like breaches and hacking, negative sentiment among speculators, and competition from central bank digital currencies and financial initiatives using blockchain technology. A disruption of the internet or a digital asset network would affect the ability to transfer digital assets and, consequently, would impact their value. There can be no assurance that security procedures designed to protect the iShares Bitcoin Trust ETF’s assets will actually work as designed or prove to be successful in safeguarding the iShares Bitcoin Trust ETF’s assets against all possible sources of theft, loss or damage.

•	If you have the optional Greater of Death Benefit or optional Highest Anniversary Value Death Benefit, you cannot invest in Segment Types using the iShares Bitcoin Trust ETF.

•	If you have the Return of Premium Death Benefit or Standard (Account Value) Death Benefit, you cannot allocate more than 25% of your initial contribution to Segment Types using the iShares Bitcoin Trust ETF.

•	If you have the Return of Premium Death Benefit or Standard (Account Value) Death Benefit, you cannot allocate more than 25% of any subsequent contribution to Segment Types using the iShares Bitcoin Trust ETF.

•	If you have the Return of Premium Death Benefit or Standard (Account Value) Death Benefit, you cannot transfer into Segment Types using the iShares Bitcoin Trust ETF if, using the account value (which includes the Segment Interim Value of any active Segments) from the previous day, the transfer will result in more than 25% of the account value invested in Segment Types using the iShares Bitcoin Trust ETF. If the transfer would exceed the 25% threshold, the entire transfer will be cancelled.

•	If you have the Return of Premium Death Benefit or Standard (Account Value) Death Benefit, and your Segment maturity instructions are “allocations on file”, you are limited to investing the portion of your Segment Maturity Value in Segment Types using the iShares Bitcoin Trust ETF that would not cause your account value (which includes the Segment Interim Value of any active Segments) as of the close on the Segment Maturity Date, to exceed 25% of the account value invested in Segment Types using the iShares Bitcoin Trust ETF. Any excess Segment Maturity Value that would have otherwise been invested in a new Segment Type using the iShares Bitcoin Trust ETF will be transferred to the GIO.

•	If you have the Return of Premium Death Benefit or Standard (Account Value) Death Benefit, and your Segment maturity instructions are “rollover into the same Segment Type”, then the entire amount of your Segment Maturity Value in Segment Types using the iShares Bitcoin Trust ETF will rollover into the same Segment Types using the iShares Bitcoin Trust ETF, although we reserve the right to restrict it in the future.

•	You cannot start a Dollar Cap Averaging program if you have any account value allocated to or invested in Segment Types using the iShares Bitcoin Trust ETF. If you transfer account value to a Segment Type using the iShares Bitcoin Trust ETF after a Dollar Cap Averaging Program has started, any amount in that Segment will be disregarded for purposes of the Dollar Cap Averaging Program.

The performance below is NOT the performance of any Segment of the SIO. Your performance under the contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Segments of the SIO, and does not reflect contract fees and charges, including withdrawal charges and negative Segment Interim Value adjustments, which reduce performance.

(6) Maturity Gains Transfer Service

Under the Maturity Gains Transfer service, you can elect to transfer Segment maturity gains (e.g., amounts in excess of your Segment Investment) from maturing Segments to the GIO and transfer the remaining principal according to your Segment maturity instructions at the close of business on the Segment Maturity Date. If there are no Segment maturity gains in a Segment, a transfer to the GIO will not occur for that Segment, and the entire Segment Maturity Value will be allocated according to your Segment maturity instructions. You can cancel the Maturity Gains Transfer service at any time.

For example, assume $100,000 is invested in a 3 month S&P 500 Standard Segment with a 3.2% Performance Cap Rate and -5% Segment Buffer and the Segment maturity instructions specify rollover into the same Segment Type and the Maturity Gains Transfer Program is activated.

•	If the Segment Rate of Return is 5% on the Segment Maturity Date, the $3,200 Segment maturity gain will transfer into the GIO and the remaining $100,000 of principal will go into a new 3 month S&P 500 Standard Segment.

•	If the Segment Rate of Return is -2% on the Segment Maturity Date, the $3,200 Segment maturity gain will transfer into the GIO and the remaining $100,000 of principal will go into a new 3 month S&P 500 Standard Segment.

•	If the Segment Rate of Return is -6% on the Segment Maturity Date, there is no Segment maturity gain so nothing will transfer into the GIO and the $99,000 of principal will go into a new 3 month S&P 500 Standard Segment.

Please note the following under the Maturity Gains Transfer Program:

•	Once activated, the Maturity Gains Transfer Program will apply to all Segments. You can cancel the service at any time.

•	If your Segment maturity instructions specify a full withdrawal, that Segment will not participate in the Maturity Gains Transfer Program.

•	Maturity Gains Transfers do not count toward the transfers under the contract that may be subject to a transfer charge.

•	The Maturity Gains Transfer service is available with any dollar cap averaging program available under your contract.

Maturity Gains Transfers are subject to the limitations specified in “Transferring your account value” in the Prospectus.

Please also note the following changes to the Prospectus:

1.	The following hereby supplements “Purchasing the contract – Structured Investment Option – Indices – Securities Indices”:

Optimal Mix. The Optimal Mix Segment Option measures the performance of a combination of three or four component Indices, as applicable. Optimal Mix U.S. Segments measure the weighted performance of a combination of the following three component Indices: S&P 500 Price Return Index, Russell 2000® Price Return Index, and NASDAQ-100 Price Return

Index. The Optimal Mix U.S. Index Performance Rate is determined based on the cumulative weighted average of those three component Indices using the following weighting: 50% is based on the Index with the best return, 30% is based on the Index with the second best return, and 20% is based on the Index with the third best return. Optimal Mix Global Segments measure the performance of a combination of the following four component Indices: S&P 500 Price Return Index, Russell 2000® Price Return Index, NASDAQ-100 Price Return Index, and MSCI EAFE Price Return Index. The Optimal Mix Global Index Performance Rate is determined based on the cumulative weighted average of those four component Indices using the following weighting: 40% is based on the Index with the best return, 30% is based on the Index with the second best return, 20% is based on the Index with the third best return, and 10% on the Index with the fourth best return.

2.	The following hereby supplements the bullet points in “Under the DCA Programs” in “Benefits available under the contract – Dollar Cap Averaging Programs”:

•	You cannot elect the DCA Program at issue if you also allocate account value to a Segment Type using the iShares Bitcoin Trust ETF nor can you start a DCA Program if you also allocate account value to a Segment Type using the iShares Bitcoin Trust ETF.

Appendix: Investment Options available under the contract

Index-Linked Options

The following is a list of Segments of the SIO currently available under the contract. We may change the features of the Segments listed below (including the Index and the current limits on Index gains and losses), offer new Segments, and terminate existing Segments. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on index gains is available at www.equitable.com/scspremier. See “Structured Investment Option” in “Purchasing the contract” for additional information about the Indices, the Segment Rate of Return calculation methods, and the operation of the Segment Buffer, Performance Cap Rate, Participation Rate, and Step Rate.

Note: If amounts are removed from a Segment before the Segment Maturity Date, we will apply a Segment Interim Value adjustment. This may result in a significant reduction in your account value that could exceed any protection from Index loss that would be in place if you held the option until the Segment Maturity Date. See “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” for more information about Segment Interim Value.

					Minimum Limit on Index Gains for the Life of the Segment
Index	Type of Index	Segment Duration	Segment Rate of Return Calculation Method	Current Limit on Index Loss if held until Segment Maturity Date (Segment Buffer)	Performance Cap Rate	Participation Rate	Step Rate

S&P 500 Price Return Index*	Market Index	6 year 1 year 3 month	Standard	-10%; -15%; -20%; -40%; -100% -10%; -15%; -20%; -40%; -100% -5%; -10%; -15%	12% 2% 0.5%	100%	NA

Russell 2000® Price Return Index*	Market Index	6 year 1 year 3 month	Standard	-10%; -15%; -20%; -40%; -100% -10%; -15%; -20%; -40%; -100% -5%; -10%; -15%	12% 2% 0.5%	100%	NA

MSCI EAFE Price Return Index*	Market Index	6 year 1 year 3 month	Standard	-10%; -15%; -20%; -40%; -100% -10%; -15%; -20%; -40%; -100% -5%; -10%; -15%	12% 2% 0.5%	100%	NA

NASDAQ-100 Price Return Index*	Market Index	6 year 1 year 3 month	Standard	-10%; -15%; -20%; -40%; -100% -10%; -15%; -20%; -40%; -100% -5%; -10%; -15%	12% 2% 0.5%	100%	NA

iShares Bitcoin Trust ETF	Exchange-Traded Fund	1 year	Standard	-10%; -15%; -20%; -40%	2%	100%	NA

S&P 500 Price Return Index*	Market Index	6 year 1 year	Step Up	-10%; - 20%; -40% -10%; -15%; -20%; -40%	12% 2%	100%	NA

Russell 2000® Price Return Index*	Market Index	1 year	Step Up	-10%; -15%; -20%; -40%	2%	100%	NA

MSCI EAFE Price Return Index*	Market Index	1 year	Step Up	-10%; -15%; -20%; -40%	2%	100%	NA

NASDAQ-100 Price Return Index*	Market Index	1 year	Step Up	-10%; -15%; -20%; -40%	2%	100%	NA

S&P 500 Price Return Index*	Market Index	6 year 1 year	Dual Direction	-10%; -15%; -20%; -40% -10%; -15%; -20%	12% 2%	100%	NA

Russell 2000® Price Return Index*	Market Index	6 year 1 year	Dual Direction	-10%; -15%; -20%; -40% -10%; -15%; -20%	12% 2%	100%	NA

MSCI EAFE Price Return Index*	Market Index	6 year 1 year	Dual Direction	-10%; -15%; -20%; -40% -10%; -15%; -20%	12% 2%	100%	NA

NASDAQ-100 Price Return Index*	Market Index	6 year 1 year	Dual Direction	-10%; -15%; -20%; -40% -10%; -15%; -20%	12% 2%	100%	NA

S&P 500 Price Return Index*	Market Index	6 year 1 year	Dual Step Up	-10%; -15%; -20%; -40%	12% 2%	100%	NA

					Minimum Limit on Index Gains for the Life of the Segment
Index	Type of Index	Segment Duration	Segment Rate of Return Calculation Method	Current Limit on Index Loss if held until Segment Maturity Date (Segment Buffer)	Performance Cap Rate	Participation Rate	Step Rate

Russell 2000® Price Return Index*	Market Index	6 year 1 year	Dual Step Up	-10%; -15%; -20%; -40%	12% 2%	100%	NA

MSCI EAFE Price Return Index*	Market Index	6 year 1 year	Dual Step Up	-10%; -15%; -20%; -40%	12% 2%	100%	NA

NASDAQ-100 Price Return Index*	Market Index	6 year 1 year	Dual Step Up	-10%; -15%; -20%; -40%	12% 2%	100%	NA

S&P 500 Price Return Index*	Market Index	1 year	Enhanced Upside	-10%	2%	125%	NA

S&P 500 Price Return Index*	Market Index	6 year 1 year	Dual Step Tier	-10%; -20% -10%	12% 2%	100%	1%

Russell 2000® Price Return Index*	Market Index	6 year 1 year	Dual Step Tier	-10%; -20% -10%	12% 2%	100%	1%

MSCI EAFE Price Return Index*	Market Index	6 year 1 year	Dual Step Tier	-10%; -20% -10%	12% 2%	100%	1%

NASDAQ-100 Price Return Index*	Market Index	6 year 1 year	Dual Step Tier	-10%; -20% -10%	12% 2%	100%	1%

S&P 500 Price Return Index*	Market Index	6 year	Best Entry	-10%	12%	100%	NA

S&P 500 Price Return Index*	Market Index	1 year	Dual Direction Downside Advantage	-10%; -15%	2%	100%	NA

Russell 2000® Price Return Index*	Market Index	1 year	Dual Direction Downside Advantage	-10%; -15%	2%	100%	NA

MSCI EAFE Price Return Index*	Market Index	1 year	Dual Direction Downside Advantage	-10%; -15%	2%	100%	NA

NASDAQ-100 Price Return Index*	Market Index	1 year	Dual Direction Downside Advantage	-10%; -15%	2%	100%	NA

Combined S&P 500, Russell 2000®, and NASDAQ-100**	Market Indices	6 year 1 year	Optimal Mix U.S.	-10%	12% 2%	100%	NA

Combined S&P 500, Russell 2000®, NASDAQ-100, and MSCI EAFE**	Market Indices	6 year 1 year	Optimal Mix Global	-10%	12% 2%	100%	NA
*

The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

**

Optimal Mix Segments are comprised of a combination of three or four component Indices, as applicable. Optimal Mix U.S. Segments use the S&P 500 Price Return Index, Russell 2000® Price Return Index, and NASDAQ-100 Price Return Index weighted 50%, 30%, and 20% based on highest to lowest index return for the Segment Duration. Optimal Mix Global Segments use the S&P 500 Price Return Index, Russell 2000® Price Return Index, NASDAQ-100 Price Return Index, and MSCI EAFE Price Return Index weighted 40%, 30%, 20%, and 10% based on highest to lowest index return for the Segment Duration.

We may change the Indices and/or Segment Options, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested. Our minimum Performance Cap Rate for 6 year Segments is 12% (2% for 1 year Segments and 0.5% for 3 month Segments). Our minimum Participation Rate is 100%. Our minimum Step Rate is 1%. We will not open a Segment with a Performance Cap Rate, Participation Rate, and Step Rate (if applicable) below the applicable minimum rate.

The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so. See “Guaranteed interest option” in “Purchasing your contract” for information about the GIO, “Dollar Cap Averaging Programs” in “Benefits available under the contract” for information about the Dollar Cap Averaging Accounts, and “SIO” in “Purchasing your contract” for information about the Segment Type Holding Accounts”.

Name	Term	Minimum Guaranteed Interest Rate
Guaranteed Interest Option	NA	0.15%
General Dollar Cap Averaging Account	3 or 6 months	0.15%
Special Dollar Cap Averaging Account	3 or 6 months	0.15%
Segment Type Holding Account	NA	0.15%

Equitable Financial Life Insurance Company of America

Equitable Financial Life Insurance Company

Supplement dated     , 2026 to the Structured Capital Strategies® Premier Statement of Additional Information dated May 1, 2026

This Supplement modifies certain information in the above-referenced Statement of Additional Information (the “SAI”) offered by Equitable Financial Life Insurance Company of America and Equitable Financial Life Insurance Company (the “Company”). You should read this Supplement in conjunction with your SAI and retain it for future reference. This Supplement incorporates the SAI by reference. Unless otherwise indicated, all other information included in your SAI remains unchanged. The terms we use in this Supplement have the same meaning as in your SAI. We will send you another copy of any SAI or supplement without charge upon request. Please contact the customer service center at 877-899-3743.

The following hereby amends the corresponding sections in “Components and Specific Inputs of the Calculation — Fair Value of Hypothetical Derivatives”:

Fair Value of Hypothetical Derivatives. The Segment Interim Value formula includes an element designed to provide a market value of the potential gain or loss at Segment maturity, consistent with how distributions at the end of a Segment are treated. We accomplish this estimate by calculating the value of the downside protection that would be provided at maturity as well as the upper limit that would be placed on gains at maturity by the Performance Cap Rate using hypothetical derivatives.

When valuing the hypothetical Derivatives as part of the Segment Interim Value calculation, we use inputs that are consistent with market prices that reflect the estimated cost of exiting the hypothetical Derivatives before Segment maturity.

Our fair market value methodology, including the market standard model we use to calculate the fair value of the hypothetical Derivatives for each particular Segment, may result in a fair value that is higher or lower than the fair value other methodologies and models would produce. Our fair value may also be higher or lower than the actual market price of the identical derivatives. As a result, the Segment Interim Value you receive may be higher or lower than what other methodologies and models would produce. Please note that based on market conditions and other factors, including Segment Duration, the estimated cost of exiting hypothetical derivatives will likely vary between Segment Options, as well as, between individual Segments both with the same Segment Start Date and with different Segment Start Dates. We periodically reevaluate our estimated exit costs and our underlying estimated exit costs methodology based on a number of factors, including past experience, and may prospectively adjust the estimated cost of exiting hypothetical derivatives up or down.

The following types of hypothetical options are used to calculate the Fair Value of Hypothetical Derivatives at the time the Segment Interim Value is determined:

(A)	At-the-Money Call Option (strike price equals the index value at Segment inception). The potential for gain is estimated using the value of this hypothetical option.

(B)

Out-of-the-Money Call Option (strike price equals the index increased by the Performance Cap Rate or for Segments with Participation Rates greater than 100%, strike price equals the index increased by the Performance Cap Rate divided by the Participation Rate). The potential for gain in excess of the Performance Cap Rate is estimated using the value of this hypothetical option.

(C)	Out-of-the-Money Put Option (strike price equals the index decreased by the Segment Buffer). The risk of loss is estimated using the value of this hypothetical option.

•	It is important to note that this put option value will almost always reduce the Segment Interim Value, even where the Index is higher at the time of the withdrawal than at the time of the original investment.

(D)	At-the-Money Binary Call Option (strike price equals the index value at Segment inception). The potential gain is estimated using the value of this hypothetical option.

(E)	At the Money Put Option (strike price equals index value at Segment inception). The potential for gain in a down market is estimated using the value of this hypothetical option.

(F)

Out-of-the-Money Binary Put Option (strike price equals index value at Segment inception minus Segment Buffer). The risk of loss in a down market in excess of the Buffer is estimated using the value of this hypothetical option.

•	It is important to note that the put option value and binary put option value will almost always reduce the Segment Interim Value, even where the Index is higher at the time of the withdrawal than at the time of the original investment.

(G)	In-the-Money Binary Call Option (strike price equals the index decreased by the Segment Buffer). The potential gain is estimated using the value of this hypothetical option.

(H)

At-the-Money Partial Time Floating Strike Lookback Call Option (strike price equals the index value on Best Entry Date). The potential for gain is estimated using the value of this hypothetical option.

(I)

Out-of-the-Money Partial Time Floating Strike Lookback Call Option (strike price equals the index increased by the Performance Cap Rate). The potential for gain in excess of the Performance Cap Rate is estimated using the value of this hypothetical option.

(J)

Out-of-the-Money Partial Time Floating Strike Lookback Put Option (strike price equals the index decreased by the Segment Buffer). The risk of loss is estimated using the value of this hypothetical option.

•	It is important to note that this put option value will almost always reduce the Segment Interim Value, even where the Index is higher at the time of the withdrawal than at the time of the original investment.

(K)	Out-of-the-Money Call Option (strike price equals the index increased by the Step Rate). The potential for gain in excess of the Step Rate is estimated using the value of this hypothetical option.

(L)

In-the-Money Binary Call Option (strike price equals the index decreased by the Segment Buffer, and payout equal to the Step Rate). The potential gain is estimated using the value of this hypothetical option.

(M)	At-the-Money Rainbow Call Option (strike price equals the relative component indices value at Segment inception). The potential for gain is estimated using the value of this hypothetical option.

(N)

Out-of-the-Money Rainbow Call Option (strike price equals the relative component indices value increased by the Performance Cap Rate). The potential for gain in excess of the Performance Cap Rate is estimated using the value of this hypothetical option.

(O)

Out-of-the-Money Rainbow Put Option (strike price equals the relative component indices values decreased by the Segment Buffer). The risk of loss is estimated using the value of this hypothetical option.

•	It is important to note that this put option value will almost always reduce the Segment Interim Value, even where the value of the component indices are higher at the time of the withdrawal than at the time of the original investment.

For each Segment, we designate and value the hypothetical options, each of which is tied to the performance of the Index underlying the Segment in which you are invested. For each Optimal Mix Segment, we designate and value the hypothetical options which are tied to the blended relative value of the component indices underlying the Segment in which you are invested.

For Standard Segments, the Fair Value of Hypothetical Derivatives is equal to (A) minus (B) minus (C), as defined above.

For Step Up Segments, the Fair Value of Hypothetical Derivatives is equal to (D) minus (C), as defined above.

For Dual Direction Segments, the Fair Value of hypothetical Derivatives is equal to (A) minus (B) plus (E) minus (C) minus (F), as defined above, where Dual Direction Segments use two of hypothetical option (C).

For Enhanced Upside Segments, the Fair Value of Hypothetical Derivatives is equal to (A) minus (B) minus (C), as defined above, where Enhanced Upside Segments use a multiple of both hypothetical option (A) and hypothetical option (B), specifically the option quantity is multiplied by the Participation Rate.

For Dual Step Up Segments, the Fair Value of Hypothetical Derivative is equal to (G) minus (C), as defined above.

For Best Entry Segments, the Fair Value of Hypothetical Derivatives is equal to (H) minus (I) minus (J), as defined above.

For Dual Step Tier Segments, the Fair Value of Hypothetical Derivatives is equal to (K) minus (B) plus (L) minus (C), as defined above.

For Dual Direction Downside Advantage Segments, the Fair Value of Hypothetical Derivatives is equal to (A) minus (B) plus (E) minus (C) minus (F), as defined above, where Dual Direction Downside Advantage Segments use three of hypothetical option (C), two of hypothetical option (E), and two of hypothetical option (F).

For Optimal Mix Segments, the Fair Value of Hypothetical Derivatives is equal to (M) minus (N) minus (O), as defined above, where the fair value of the hypothetical options is tied to the blended relative value of the component indices with payoffs dependent on the indices sorted by their performance at maturity.

In addition to the inputs discussed above, the Fair Value of Hypothetical Derivatives is also affected by the time remaining until the Segment Maturity Date.

2

We determine the fair value of each of the applicable designated hypothetical options for a Standard, Step Up, Dual Direction, Enhanced Upside, Dual Step Up, or Dual Direction Downside Advantage Segment using a market standard model for valuing a European option on the Index, assuming a continuous dividend yield or net convenience value, with inputs that are consistent with market prices that reflect the estimated cost of exiting the hypothetical Derivatives prior to Segment maturity. If we did not take into account the estimated exit price, your Segment Interim Value would be greater.

In addition, the estimated fair value price used in the Segment Interim Value calculation may vary higher or lower from other estimated prices and from what the actual selling price of identical derivatives would be at any time during each Segment. If our estimated fair value price is lower than the price under other fair market estimates or for actual transactions, then your Segment Interim Value will be less than if we used those other prices when calculating your Segment Interim Value. Any variance between our estimated fair value price and other estimated or actual prices may be different from Segment Type to Segment Type and may also change from day to day.

Each hypothetical option has a notional value on the Segment Start Date equal to the Segment Investment on that date. The notional value is the price of the underlying Index at the inception of the Segment. In the event that a number of options, or a fractional number of options, are being valued, the notional value would be the number of hypothetical options multiplied by the price of the Index at inception.

For an Optimal Mix Segment, we determine the fair value of the hypothetical options tied to the blended relative value of the component indices underlying the Optimal Mix Segment using a market standard model for valuing exotic options with payoffs dependent on the indices sorted by their performance at maturity using the assumptions, inputs and values discussed above.

We use the following model inputs:

(1)

Implied Volatility of the Index — This input varies with (i) how much time remains until the Segment Maturity Date of the Segment, which is determined by using an expiration date for the designated option that corresponds to that time remaining and (ii) the relationship between the strike price of that option and the level of the Index at the time of the calculation. This relationship is referred to as the “moneyness” of the option described above and is calculated as the ratio of current price to the strike price. Direct market data for these inputs for any given early distribution are generally not available, because options on the Index that actually trade in the market have specific maturity dates and moneyness values that are unlikely to correspond precisely to the Segment Maturity Date and moneyness of the designated option that we use for purposes of the calculation. Accordingly, we use the following method to estimate the implied volatility of the Index. We use daily quotes of implied volatility from independent third parties using the model described above and based on the market prices for certain options. Specifically, implied volatility quotes are obtained for options with the closest maturities above and below the actual time remaining in the Segment at the time of the calculation and, for each maturity, for those options having the closest moneyness value above and below the actual moneyness of the designated option, given the level of the Index at the time of the calculation. In calculating the Segment Interim Value, we will derive a volatility input for your Segment’s time to maturity and strike price by linearly interpolating between the implied volatility quotes that are based on the actual adjacent maturities and moneyness values described above, as follows:

(a)

We first determine the implied volatility of an option that has the same moneyness as the designated option but with the closest available time to maturity shorter than your Segment’s remaining time to maturity. This volatility is derived by linearly interpolating between the implied volatilities of options having the times to the applicable maturity that are above and below the moneyness value of the hypothetical option.

(b)

We then determine the implied volatility of an option that has the same moneyness as the designated option but with the closest available time to maturity longer than your Segment’s remaining time to the applicable maturity. This volatility is derived by linearly interpolating between the implied volatilities of options having the times to maturity that are above and below the moneyness value of the designated option.

(c)	The volatility input for your Segment’s time to maturity will then be determined by linearly interpolating between the volatilities derived in steps (a) and (b).

(2)

Swap Rate — We use key derivative swap rates obtained from information provided by independent third parties which are recognized financial reporting vendors. Swap rates are obtained for maturities adjacent to the actual time remaining in the Segment at the time of the early distribution. We use linear interpolation to derive the exact remaining duration rate needed as the input.

(3)

Index Dividend Yield — On a daily basis, we use the projected annual dividend yield across the entire Index obtained from information provided by independent third-party financial institutions. This value is a widely used assumption and is readily available from recognized financial reporting vendors.

Generally, a put option has an inverse relationship with its underlying Index, while a call option has a direct relationship. In addition to the inputs discussed above, the Fair Value of Derivatives is also affected by the time to the Segment Maturity Date.

3

PART C

OTHER INFORMATION

ITEM 27. EXHIBITS

(a)	Board of Directors Resolutions.

Secretary’s Certificate dated November 10, 2020, certifying the Resolution of the Board of Directors of Equitable Financial Life Insurance Company of America authorizing establishment of Equitable America Variable Account No. 70A, incorporated herein by reference to Registration Statement (File No. 333-248907) filed on December 16, 2020.

(b)	Custodian Agreements. Not applicable.

(c)	Underwriting Contracts

1.

Wholesale Distribution Agreement dated April 1, 2005, by and between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, is incorporated herein by reference to the registration statement on Form S-3 (File No. 333-177419) filed on October 20, 2011.

(a)

Form of the First Amendment dated as of October 1, 2013, to the Whole Distribution Agreement dated as of April 1, 2005, between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

(b)

Second Amendment dated as of August 1, 2015, to the Wholesale Distributor Agreement dated as of April 1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

2.

Broker-Dealer and General Agent Sales Agreement between Equitable Distributors, LLC and Broker-Dealer and General Agent, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-265027), filed on January 30, 2024.

3.

Wholesale Broker-Dealer Supervisory and Sale Agreement between the Broker-Dealer and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-265027), filed on January 30, 2024.

4.

General Agent Sales Agreement dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC. incorporated herein by reference to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(a)

First Amendment dated as of August 1, 2006, to General Agent Sales Agreement by and between MONY Life Insurance Company of America and AXA Network incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on March 1, 2012.

(b)

Second Amendment dated as of April 1, 2008, to General Agent Sales Agreement dated as of April 1, 2008, by and between MONY Life Insurance Company of America and AXA Network, LLC incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(c)

Form of THIRD AMENDMENT to General Agent Sales Agreement dated as of October 1, 2013, by and between MONY LIFE INSURANCE COMPANY OF AMERlCA and AXA NETWORK, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 21, 2015.

(d)

Fourth Amendment to General Agent Sales Agreement, dated as of October 1, 2014, by and between MONY LIFE INSURANCE COMPANY OF AMERICA (“MONY America”) and AXA NETWORK, LLC and the additional affiliated entities of AXA Network, LLC, incorporated herein by reference to the Registration Statement on Form S-3 (File No. 333-236437) filed on March 14, 2022.

(e)

Fifth Amendment to General Agent Sales Agreement, dated as of June 1, 2015, by and between MONY LIFE INSURANCE COMPANY OF AMERICA (“MONY America”) and AXA NETWORK, LLC and the additional affiliated entities of AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-207014) filed on December 23, 2015.

(f)

Sixth Amendment to General Agent Sales Agreement, dated as of August 1, 2015, by and between MONY Life Insurance Company of America (“MONY America”), an Arizona life insurance company, and AXA NETWORK, LLC, a Delaware limited liability company (“General Agent”), incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-191149) filed on April 19, 2019.

(g)

Seventh Amendment to the General Agent Sales Agreement, dated as of April 1, 2016, is by and between MONY Life Insurance Company of America (“MONY America”), an Arizona life insurance company, and AXA Network, LLC, a Delaware limited liability company (“General Agent”), incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-191149) filed on April 19, 2019.

(h)

Eighth Amendment to General Agent Sales Agreement, dated as of November 1, 2019, by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-191149) filed on April 21, 2021.

(i)

Ninth Amendment to General Agent Sales Agreement, dated as of October 1, 2020, by and between Equitable Financial Life Insurance Company of America and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-191149) filed on April 21, 2021.

(j)

Tenth Amendment to General Agent Sales Agreement dated as of September 1, 2021, by and between Equitable Financial Life Insurance Company of America and Equitable Network, LLC, incorporated herewith by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2022.

(k)

Eleventh Amendment to General Agent Sales Agreement dated as of November 1, 2021, by and between Equitable Financial Life Insurance Company of America and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2022.

(l)

Twelfth Amendment to General Agent Sales Agreement dated November 1, 2023, by and between Equitable Financial Life Insurance Company of America and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-265026) filed on April 22, 2024.

(m)

Thirteenth Amendment to General Agent Sales Agreement dated July 1, 2024, by and between Equitable Financial Life Insurance Company of America and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form S-1 (File No. 333-284950) filed on February 13, 2026.

(n)

Fourteenth Amendment to General Agent Sales Agreement dated March 1, 2025, by and between Equitable Financial Life Insurance Company of America and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form S-1 (File No. 333-284950) filed on February 13, 2026.

(o)

Fifteenth Amendment to General Agent Sales Agreement dated March 24, 2025, by and between Equitable Financial Life Insurance Company of America and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form S-1 (File No. 333-284950) filed on February 13, 2026.

5.

Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, made by and between MONY Life Insurance Company of America and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 1 to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

6.

Broker General Agent Agreement between Broker General Agent and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-265027), filed on January 30, 2024.

(a)

Amendment to Brokerage General Agent Sales Agreement between Brokerage General Agency and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-265027), filed on January 30, 2024.

7.

Service Agreement dated December 31, 2025, by and between Equitable Distributors, LLC and Equitable Financial Life Insurance Company of America, incorporated herein by reference to Registration Statement on Form S-1 (File No. 333-284950) filed on February 13, 2026.

8.

Service Agreement dated December 31, 2025, by and between Equitable Advisors, LLC and Equitable Financial Life Insurance Company of America, incorporated herein by reference to Registration Statement on Form S-1 (File No. 333-284950) filed on February 13, 2026.

(d)	Contracts.

(1)	Form of Contract, ICC25-SCSBASE3-Z (CWC – with Contract Fee), incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285625) filed on September 16, 2025.

(2)	Form of Contract, ICC25-SCSBASE4-Z (No CWC – with Contract Fee), incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285625) filed on September 16, 2025.

(3)	Form of Endorsement, ICC25-CCSCSPR-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285625) filed on September 16, 2025.

(4)	Form of Endorsement, ICC25-INHIRA-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285625) filed on September 16, 2025.

(5)	Form of Endorsement, ICC25-INHNQ-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285625) filed on September 16, 2025.

(6)	Form of Endorsement, ICC25-INHROTH-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285625) filed on September 16, 2025.

(7)	Form of Endorsement, ICC25-IRA-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285625) filed on September 16, 2025.

(8)	Form of Endorsement, ICC25-NQ-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285625) filed on September 16, 2025.

(9)	Form of Endorsement, ICC25-QPDB-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285625) filed on September 16, 2025.

(10)	Form of Endorsement, ICC25-QPDC-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285625) filed on September 16, 2025.

(11)	Form of Endorsement, ICC25-ROTH-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285625) filed on September 16, 2025.

(12)	Form of Endorsement, ICC25-SEP-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285625) filed on September 16, 2025.

(13)	Form of Rider, ICC25-BE-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285625) filed on September 16, 2025.

(14)	Form of Rider, ICC25-DD-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285625) filed on September 16, 2025.

(15)	Form of Rider, ICC25-DST-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285625) filed on September 16, 2025.

(16)	Form of Rider, ICC25-DSU-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285625) filed on September 16, 2025.

(17)	Form of Rider, ICC25-EU-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285625) filed on September 16, 2025.

(18)	Form of Rider, ICC25-GRDB-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285625) filed on September 16, 2025.

(19)	Form of Rider, ICC25-HAVDB-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285625) filed on September 16, 2025.

(20)	Form of Rider, ICC25-ROPSCSPR-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285625) filed on September 16, 2025.

(21)	Form of Rider, ICC25-ST-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285625) filed on September 16, 2025.

(22)	Form of Rider, ICC25-SU-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285625) filed on September 16, 2025.

(23)	Form of Data Pages (ICC25-DPBSCSPR-Z), incorporated herein by reference to Registration Statement on Form N-4 (333-285625) filed on April 22, 2026.

(24)	Form of Data Pages (ICC25-DPCSCSPR-Z), incorporated herein by reference to Registration Statement on Form N-4 (333-285625) filed on April 22, 2026.

(25)	Form of Table of Guaranteed Annuity Payments (ICC25-TGAP1-Z), incorporated herein by reference to Registration Statement on Form N-4 (333-285625) filed on April 22, 2026.

(26)	Form of Table of Guaranteed Annuity Payments (ICC25-TGAP2-Z), incorporated herein by reference to Registration Statement on Form N-4 (333-285625) filed on April 22, 2026.

(27)	Form of Table of Guaranteed Annuity Payments (ICC25-TGAP3-Z), incorporated herein by reference to Registration Statement on Form N-4 (333-285625) filed on April 22, 2026.

(28)	Form of Endorsement (ICC25DCA-SCSPR-Z), incorporated herein by reference to Registration Statement on Form N-4 (333-285625) filed on April 22, 2026.

(e)	Applications.

(1)	Form of Application, ICC25 App SCS PR, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285625) filed on September 16, 2025.

(f)	Insurance Company’s Certificate of Incorporation and By-Laws.

1.

Articles of Restatement of the Articles of Incorporation of Equitable Financial Life Insurance Company of America (as Amended December 13, 2019) incorporated herein by reference to registration statement on Form S-1 (File No. 333-236437) filed on February 14, 2020.

2.

Amended and Restated By-Laws of Equitable Financial Life Insurance Company of America (as Amended September 23, 2020) incorporated herein by reference to registration statement on Form N-6 (File No. 333-191149) filed on April 21, 2021.

(g)	Reinsurance Contracts. Not applicable.

(h)	Participation Agreements. Not applicable.

(i) Administrative Contracts.

1.

Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005 incorporated herein by reference to Exhibit 10.2 to the registration statement (File No. 333-65423) on Form 10-K filed on March 31, 2005.

(j) Other Material Contracts. Not applicable.

(k) Legal Opinion.

1.	Opinion and consent of Counsel, filed herewith.

(l) Other Opinions.

1.	Consent of Independent Registered Public Accounting Firm, to be filed by amendment.

(m) Omitted Financial Statements. Not applicable.

(n) Initial Capital Agreements. Not applicable.

(o) Form of Initial Summary Prospectus. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-285625) filed on September 16, 2025.

(p) Power of Attorney. filed herewith.

(q) Letter Regarding Change in Certifying Accountant. Not Applicable.

(r) Historical Current Limits on Index Gains, incorporated herein by reference to Registration Statement on Form N-4 (333-285625) filed on April 22, 2026.

ITEM 28. DIRECTORS AND OFFICERS OF THE INSURANCE COMPANY

*	The business address for all officers and directors of the Insurance Company is 8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333.

NAME AND PRINCIPAL	POSITIONS AND OFFICES WITH
BUSINESS ADDRESS	THE INSURANCE COMPANY

DIRECTORS

Douglas A. Dachille	Director
Legacy Liability Solutions, LLC
61 N. Clark Street
Chicago, IL 60602

Francis Hondal	Director
10050 W. Suburban Drive
Pinecrest, FL 33156

Arlene Isaacs-Lowe 1830 South Ocean Drive, #1411 Hallandale, FL 33009	Director

Daniel G. Kaye	Director
767 Quail Run
Inverness, IL 60067

Joan Lamm-Tennant	Director
846 9th Avenue S.
Naples, FL 34102

Craig MacKay England & Company 1133 Avenue of the Americas Suite 2719 New York, NY 10036	Director

Bertram L. Scott	Director
3601 Hampton Manor Drive
Charlotte, NC 28226

George Stansfield	Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill	Director
Founding Partner
Green & Blue Advisors
525 Park Avenue, 8D
New York, NY 10065

OFFICER-DIRECTOR

*Mark Pearson	Director and Chief Executive Officer

OTHER OFFICERS

*Nicholas B. Lane	President

*Kurt W. Meyers	Chief Legal Officer and Secretary

*Jeffrey J. Hurd	Chief Operating Officer

*Robin M. Raju	Chief Financial Officer

*Michael B. Healy	Chief Information Officer

*Nicholas Huth	Chief Compliance Officer

*William Eckert	Chief Accounting Officer

*David W. Karr	Signatory Officer

*Erik Bass	Chief Strategy Officer

*Mary Jean Bonadonna	Signatory Officer

*Nicholas Chan	Deputy Treasurer

*Eric Colby	Signatory Officer

*Glen Gardner	Chief Investment Officer

*Kenneth Kozlowski	Signatory Officer

*Carol Macaluso	Signatory Officer

*James Mellin	Signatory Officer

*Hillary Menard	Signatory Officer

*Ralph Petruzzo	Deputy General Counsel, Assistant Secretary and Signatory Officer

*Maryanne (Masha) Mousserie	Signatory Officer

*Prabha (“Mary”) Ng	Chief Information Security Officer

*Antonio Di Caro	Signatory Officer

*Dorothy (Jean) Kelley	Signatory Officer

*Stephen Scanlon	Signatory Officer

*Samuel Schwartz	Signatory Officer

*Stephanie Shields	Signatory Officer

*Joseph M. Spagnuolo	Signatory Officer

*Qi Ning (“Peter”) Tian	Treasurer

*Gina Tyler	Chief Communications Officer

*David Ward	Head of Government Relations and Signatory Officer

*Xu (“Vincent”) Xuan	Head of Life Insurance and Signatory Officer, Appointed Actuary

*Yun (“Julia”) Zhang	Chief Risk Officer

ITEM 29. Persons Controlled by or Under Common Control with the Insurance Company or Registered Separate Account

Equitable Financial Life Insurance Company of America, an Arizona stock life insurance company, is an indirect wholly owned subsidiary of Equitable Holdings, Inc. (the “Holding Company”).

Set forth below is the subsidiary chart for the Holding Company:

Equitable Holdings, Inc.—Subsidiary Organization Chart Q1-2026 is filed herewith.

ITEM 30. Indemnification

The By-Laws of Equitable Financial Life Insurance Company of America (the “Corporation”) provide, in Article VI as follows:

SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and shall indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys’ fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a “contract right” may not be modified retroactively without the consent of such director, officer, employee or agent.

The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

The directors and officers of the Corporation are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, ACE, Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company Ltd.), Aspen Bermuda XS, CNA, AIG, Nationwide, Berkley, Berkshire, SOMPO, Chubb, Markel, Ascot, Bowhead, and Westfield. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS

(a)(1)	Equitable Advisors, LLC and Equitable Distributors, LLC are the principal underwriters for:

(i)	Separate Account No. 49, Separate Account No. 70, Separate Account A, Separate Account FP, Separate Account I and Separate Account No. 45 of Equitable Financial

(ii)	Separate Account No. 49B of Equitable Colorado

(iii)	EQ Advisors Trust

(iv)	Variable Account AA, Equitable America Variable Account A, Equitable America Variable Account K, Equitable America Variable Account L, and Equitable America Variable Account No. 70A.

(a)(2)	Equitable Advisors is the principal underwriter of Equitable Financial’s Separate Account No. 301.

(b)	Set forth below is certain information regarding the directors and principal officers of Equitable Advisors, LLC and Equitable Distributors, LLC:

EQUITABLE ADVISORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER
*David Karr	Director, Chairman of the Board and Chief Executive Officer

*Nicholas B. Lane	Director

*Frank Massa	Director and President

Yun (“Julia”) Zhang	Director

*Ralph E. Browning, II	Chief Privacy Officer

*Mary Jean Bonadonna	Chief Risk Officer

*Patricia Boylan	Chief Compliance Officer, Broker Dealer and Registered Investment Advisor

*Nia Dalley	Vice President and Chief Conflicts Officer

*Brett Esselburn	Vice President, Investment Sales and Financial Planning

*Gina Jones	Vice President and Financial Crime Officer

*Tracy Zimmerer	Vice President and Principal Operations Officer

*Sean Donovan	Assistant Vice President

*Alan Gradzki	Assistant Vice President

*Janie Smith	Assistant Vice President

*James Mellin	Chief Sales Officer

*Candace Scappator	Assistant Vice President, Controller and
Principal Financial Officer

*Prabha (“Mary”) Ng	Chief Information Security Officer

*Alfred Ayensu-Ghartey	Vice President

*Joshua Katz	Vice President

*Dustin Long	Vice President

*Sean George	Head of Business Development, Equitable Advisors

*Christian Cannon	President and General Counsel

*Paul Scott Peterson	Vice President, Assistant Treasurer and Signatory Officer

*Samuel Schwartz	Vice President

*Dennis Sullivan	Vice President

*Qi Ning “Peter” Tian	Director, Senior Vice President, Treasurer and Signatory Officer

*Greg Boosin	Vice President

*Seung Hee (“Stella”) Lee	Secretary

*Christine Medy	Assistant Secretary

*Francesca Divone	Assistant Secretary

EQUITABLE DISTRIBUTORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER
*Nicholas B. Lane	Director, Chairman of the Board, President and
Chief Executive Officer

*James Kais	Director and Head of Group Retirement

*Ursula Carty	Head of Commercial Line Marketing

*Qi Ning (“Peter”) Tian	Treasurer and Signatory Officer

*Peter D. Golden	Individual Retirement, National Sales Manager and Signatory Officer

*Page Long	Individual Retirement, Head of Strategic Accounts and Signatory Officer

*Andrew Shaw	National Sales Manager for 1290 Funds and Signatory Officer

*James O’Connor	Head of Business Development and Key Accounts Group Retirement

*David Kahal	Financial Protection, Head of Life Distribution and Signatory Officer

*Fred Makonnen	Group Retirement, National Sales Manager and Signatory Officer

*Arielle D’ Auguste	Signatory Officer and General Counsel

*Christopher LaRussa	Chief Compliance Officer

*Candace Scappator	Signatory Officer, Chief Financial Officer, Principal Financial
Officer and Principal Operations Officer

*Gina Jones	Signatory Officer and Financial Crime Officer

*Yun (“Julia”) Zhang	Signatory Officer and Chief Risk Officer

*Francesca Divone	Secretary

*Stephen Scanlon	Director, Head of Individual Retirement and Signatory Officer

*Prabha (“Mary”) Ng	Signatory Officer and Chief Information Security Officer

*Seung Hee (“Stella”) Lee	Assistant Secretary

*Christine Medy	Assistant Secretary

* Principal Business Address:

1345 Avenue of the Americas

NY, NY 10105

(c)

Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commission	Other Compensation
Equitable Advisors, LLC	N/A	$0	$0	$0
Equitable Distributors, LLC	N/A	$0	$0	$0

ITEM 31A. INFORMATION ABOUT CONTRACTS WITH INDEX-LINKED OPTIONS AND FIXED OPTIONS SUBJECT TO A CONTRACT ADJUSTMENT

(a)

Name of the Contract	Number of Contracts Outstanding	Total value attributable to the Index- Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Structured Capital Strategies® Premier	537	120,185,596	537	128,255,027	51,933	No

(b)	See Exhibit (27)(r) Historical Current Limits on Index Gains.

ITEM 32. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable Financial Life Insurance Company of America at 8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333. The policies files are kept at Access Corp., 9510 Rodney Street, Pineville, NC 28134 and Record Storage Systems, 14620 Carowinds Boulevard, Charlotte, NC 28273.

ITEM 33. Management Services

Not applicable.

ITEM 34. Fee Representation

(a)	Not applicable.

(b)	The Insurance Company undertakes:

(1)

To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement to include any prospectus required by section 10(a)(3) of the Securities Act; and

(2)

That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 Insurance Company certifies that it has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York on the 8th day of May, 2026.

Equitable Financial Life Insurance Company of America
(Insurance Company)

By	/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey
Vice President and Associate General Counsel

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Robin Raju	Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Chief Accounting Officer

*DIRECTORS:

Douglas A. Dachille
Francis Hondal	Joan Lamm-Tennant	Bertram Scott
Arlene Isaacs-Lowe	Craig MacKay	George Stansfield
Daniel G. Kaye	Mark Pearson	Charles G. T. Stonehill

*By:	/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey
Attorney-in-Fact
May 8, 2026